Loans and Allowance for Loan Losses - Schedule of Non-Performing Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable Disclosure [Abstract]
Loans 90 days past due and still accruing interest	$ 0	$ 0
Nonaccrual loans, including nonaccrual impaired loans	34,253	35,512
Other real estate owned and repossessed assets	8,661	12,409
Non-performing assets	$ 42,914	$ 47,921